Document And Entity Information	Jun. 06, 2024
Document Information [Line Items]
Entity, Registrant Name	FUEL TECH, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K/A
Document, Period End Date	Jun. 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33059
Entity, Tax Identification Number	20-5657551
Entity, Address, Address Line One	27601 Bella Vista Parkway
Entity, Address, City or Town	Warrenville
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60555-1617
City Area Code	630
Local Phone Number	845-4500
Title of 12(b) Security	Common Stock
Trading Symbol	FTEK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 06-06-24
Amendment Flag	true
Entity, Central Index Key	0000846913